Debt - Summary of Long-term Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loan from foreign banks	$ 1,648,779,936	$ 1,746,196,819	$ 1,648,779,936	$ 1,746,196,819	$ 1,648,779,936	$ 1,746,196,819
LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	1.90838%	2.80763%	1.91213%	2.87563%
TIIE Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	7.4465%	8.6375%			7.5555%	8.5897%